UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21200

THE DENALI FUND INC.
 (Exact name of registrant as specified in charter)

 2344 Spruce Street, Suite A, Boulder, CO 80302
(Address of principal executive offices) (Zip code)

Stephen C. Miller
2344 Spruce Street, Suite A, Boulder, CO 80302
(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 444-5483

Date of fiscal year end: October 31

Date of reporting period: July 1, 2009 – June 30, 2010

Form N-PX is to be used by a registered  management  investment  company,  other than a small business  investment company registered on Form N-5 (ss.ss.  239.24 and 274.5 of this chapter), to file reports with the Commission,  not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment  Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Proxy Voting Record

For Period July 1, 2009 to June 30, 2010
Name of Issuer	Ticker Symbol	CUSIP	Shareholder Meeting Date	Record Date	Proposal Number	Description of Matter to be Voted On	Matter Proposed by Issuer or Holder	Vote Cast (Yes or Abstain)	Vote (For or Against)	For or Against Management

TS & W/Claymore Tax Advt Auctn Mkt PDF-M7	TYWUS SERIES M	87280R207	7/20/2009	5/15/2009	1	Election of three (3) directors	Issuer	Yes	For	For

Clough Global Opportunities FD-Common	GLO	18914E106	7/17/2009	5/18/2009	1	Election of two (2) directors	Issuer	Yes	For	For

Blackrock Preferred & Equity Advantage	BTZ SERIES F	092508506	8/26/2009	6/26/2009	1	Election of four (4) directors	Issuer	Yes	For	For

Procter & Gamble Company, The	PG	742718109	10/13/2009	8/14/2009	1	Election of thirteen (13) Directors	Issuer	Yes	For	For
					2	Ratify Appointment of Independent Accounting Firm	Issuer	Yes	For	For
					3	Amend the Company's Code of Regulations	Issuer	Abstain	Abstain	Abstain
					4	Approve Proctor & Gamble 2009 Stock and Incentive Plan	Issuer	Yes	Against	Against
					5	Cumulative Voting	Holder	Yes	Against	For
					6	Advisory Vote on Executive Compensation	Holder	Yes	Against	For

Advent Claymore Global Conv SEC & IN W7	AGC SERIES W	007639305	9/29/2009	8/24/2009	1	Election of two (2) Class III Trustees	Issuer	Yes	Against	Against

Cohen & Steers Advantage Income Realty	RLF	19247W102	10/22/2009	7/30/2009	1	Approve Merger of Advantage Income realty Fund, Inc. with and into Quality Income Realty Fund, Inc.	Issuer	Yes	Against	Against

Cohen & Steers Prem Inc Rlty-Com	RPF	19247V104	10/22/2009	7/30/2009	1	Approve Merger of Premium Income Realty Fund, Inc. with and into Quality Income Realty Fund, Inc. (RQI)	Issuer	Yes	Against	Against

Cohen & Steers Quality Inc. Rlty-Common	RQI	19247L106	10/22/2009	7/30/2009	1a	Approve Merger of Advantage Income Realty Fund, Inc. (RLF) with and into Quality Income Realty Fund, Inc. (RQI)	Issuer	Yes	Against	Against
					1b	Merger of Premium Income Realty Fund, Inc. (RPF) with and into Quality Income Realty Fund, Inc.	Issuer	Yes	Against	Against
					1c	To Approve, the Merger of Worldwide Realty Income Fund, Inc. (RWF) with and into Quality Income Realty Fund, Inc. (RQI)	Issuer	Yes	Against	Against
					2	Approve an amendment to RQI's Charter to Increase the Number of authorized Shares of RQI's Capital Stock	Issuer	Yes	Against	Against
					3a
Approve the Fundamental Policy changes for RQI: Changing from Fundamental to Non-fundamental the Fund's Investment Restriction Prohibiting Fund from Investing more than 10% of its Managed Assets in Debt Securities Issued or Guaranteed by Real Estate Companies.
							Issuer	Yes	Against	Against
					3b
Approve the Fundamental Policy changes for RQI: Changing from Fundamental to Non-fundamental the Fund's Investment Restriction Prohibiting Fund from Investing more than 20% of its Managed Assets in Preferred Stock or Debt Securities,.
							Issuer	Yes	Against	Against
					3c	Approve the Fundamental Policy changes for RQI, all as More Fully Described in the Proxy Statement	Issuer	Yes	Against	Against

Cohen & Steers REIT & Utility Fund	RTU	19247Y108	10/22/2009	7/30/2009	1	Approve merger of REIT and Utility Income Fund, Inc. with Select Utility Fund, Inc.	Issuer	Yes	Against	Against

Cohen & Steers Select Utility Fund	UTF	19248A109	10/22/2009	7/30/2009	1	Approve merger of REIT and Utility Income Fund, Inc. with Select Utility Fund, Inc.	Issuer	Yes	Against	Against
					2	Approve amendment to UTF's charter to increase the number of authorized shares of UTF's capital stock	Issuer	Yes	Against	Against
					3	Approve changing UTF's Investment Objective	Issuer	Yes	Against	Against

Cohen & Steers Worldwide Realty Inc.	RWF	19248J100	10/22/2009	7/30/2009	1	Approve merger of Worldwide Realty Income Fund, Inc. with Quality Income Realty Fund, Inc.	Issuer	Yes	Against	Against

Dreyfus Treas & Agncy Cash Mgmt-Inst SH	DTRXX	261908107	11/16/2009	9/4/2009	1A	Approve changes to fundamental policies & investment restrictions re: borrowing	Issuer	Yes	For	For
					1B	Approve changes to fundamental policies & investment restrictions re: lending	Issuer	Yes	For	For
					2B	Approve changes to fundamental policies & investment restrictions, permit investment in other investment companies	Issuer	Yes	For	For

Advent Claymore Global Conv Sec & In W7	AGC SERIES W	007639305	1/12/2010	11/13/2009	1	Approve new advisory agreement	Issuer	Abstain	Abstain	Abstain

Berkshire Hathaway Inc. Class A	BRK/A	084670108	1/20/2010	11/30/2009	1	Amend Certificate of Incorporation	Issuer	Yes	For	For
					2	Class B 50-for a Split	Issuer	Yes	For	For
					3	Change par value of each share of class B common stock	Issuer	Yes	For	For
					4	Increase B common stock	Issuer	Yes	For	For
					5	Remove requirement to issue physical stock certificates	Issuer	Yes	For	For

TS&W/Claymore Tax Advt Auction Market PDF-M7	TYWUS SERIES M	87280R207	1/12/2010	11/13/2009	1	New investment advisory agreement between the fund and Claymore Advisors, LLC	Issuer	Abstain	Abstain	Abstain
					2a	Approve new investment sub-advisory among the fund, Claymore Advisors and Thompson, Siegel & Walmsley, LLC	Issuer	Abstain	Abstain	Abstain
					2b	Approve new investment sub-advisory among the fund, Claymore Advisors and SMC Fixed Income Management, LP	Issuer	Abstain	Abstain	Abstain

F&C/Claymore Total Return Fund - Common	FLC	338479108	4/22/2010	1/22/2010	1	Election of two (2) directors	Issuer	Yes	For	For

PIMCO Corporate Opportunity FD-Pref W	PTY SERIES W	72201B408	4/14/2010	2/18/2010	1	Election of four (4) directors	Issuer	Yes	For	For

Johnson & Johnson	JNJ	478160104	4/22/2010	2/23/2010	1	Election of ten (10) directors	Issuer	Yes	For	For
					2	PWC LLP as accountants	Issuer	Yes	For	For
					3	Executive Compensation	Holder	Yes	Against	For
					4	Special shareholder meetings	Holder	Yes	For	Against

Pfizer, Inc.	PFE	717081103	4/22/2010	2/23/2010	1	Election of fifteen (15) directors	Issuer	Yes	For	For
					2	Ratify KPMG as accountants	Issuer	Yes	For	For
					3	Executive Compensation	Issuer	Yes	For	For
					4	Reduce percentage of share required for shareholders to call special meetings	Issuer	Yes	For	For
					5	Stock options	Holder	Yes	Against	For

Berkshire Hathaway Inc. A	BRK/A	084670108	5/1/2010	3/3/2010	1	Election of twelve (12) directors	Issuer	Yes	For	For

Glaxosmithkline PLC	GSK	37733W105	5/6/2010	3/9/2010	1	Receive and Adopt Director's Report and Financial Statements	Issuer	Yes	For	For
					2	Approve remuneration Report	Issuer	Yes	For	For
					3	Elect Dr. S. Burns as Director	Issuer	Yes	For	For
					4	Elect Mr. J. Heslop as Director	Issuer	Yes	For	For
					5	Elect Sir D. Maughan as director	Issuer	Yes	For	For
					6	Elect Dr. D. Podolsky as Director	Issuer	Yes	For	For
					7	Elect Sir R. Wilson as Director	Issuer	Yes	For	For
					8	Re-appoint Auditors	Issuer	Yes	For	For
					9	Remuneration of Auditors	Issuer	Yes	For	For
					10	Approve political Donations	Issuer	Yes	Against	Against
					11	Authority to allot shares	Issuer	Yes	For	For
					12	Disapplication of pre-emption rights	Issuer	Yes	Against	Against
					13	Authority for company to purchase its own shares	Issuer	Yes	For	For
					14	Exemption from statement of senior statutory Auditor's name	Issuer	Yes	For	For
					15	Reduce notice of general meeting other than an AGM	Issuer	Yes	For	For
					16	Adopt new Articles of Association	Issuer	Yes	For	For

Ventas, Inc.	VTR	92276F100	4/30/2010	3/8/2010	1	Election of eight (8) directors	Issuer	Yes	For	For
					2	Ernst and Young LLP as accounting firm	Issuer	Yes	For	For
					3	Majority vote standard for election of directors	Holder	Yes	For	Against

3M Company	MMM	88579Y101	5/11/2010	3/12/2010	1	Election of ten (10) directors	Issuer	Yes	For	For
					2	PWC LLP as accountants	Issuer	Yes	For	For
					3	Approve expanded performance criteria under the long-term incentive plan	Issuer	Yes	Against	Against
					4	Special meetings	Holder	Yes	For	Against

Gabelli Dividend & Income Trust-PFD C	GDV SERIES TH	36242H401	5/17/2010	3/15/2010	1	Election of three (3) directors	Issuer	Yes	For	For

Cohen & Steers Infrastructure Fund	UTF	19248A109	5/13/2010	3/19/2010	1	Election of three (3) directors	Issuer	Yes	For	For

Cohen & Steers Quality Inc Rlty-Common	RQI	19247L106	5/13/2010	3/19/2010	1	Election of three (3) directors	Issuer	Yes	For	For

Western Asset Premier Bond Fund-SER	WEA SERIES M	957664204	5/18/2010	3/26/2010	1	Election of seven (7) directors	Issuer	Yes	For	For

LTC Properties, Inc.	LTC	502175102	5/27/2010	4/15/2010	1	Election of six (6) directors	Issuer	Yes	For	For
					2	Ratify auditors	Issuer	Yes	For	For

ING Clarion Global Real Estate Inc-Com	IGR	44982G104	11/10/2009	9/22/2009	1	Election of two (2) directors	Issuer	Yes	For	For

Neuberger Berman R/E SEC Income-PDF A	NRO SERIES M	64190A202	6/1/2010	4/1/2010	1	Election of five (5) directors	Issuer	Did Not Vote	N/A	N/A

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Denali Fund Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller
President (Principal Executive Officer)

Date:	August 31, 2010